KELMOORE STRATEGIC TRUST

                            KELMOORE STRATEGY(R) FUND
                         KELMOORE STRATEGY(R) EAGLE FUND
                        KELMOORE STRATEGY(R) LIBERTY FUND
                                  (THE "FUNDS")


      SUPPLEMENT DATED FEBRUARY 6, 2008 TO THE PROSPECTUS DATED MAY 1, 2007

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective as of January 29, 2008, the paragraph under the "Portfolio Manager" section on page 27 of the Prospectus is replaced with the following:

         Barry Martin is the portfolio manager of the Funds. Mr. Martin, Senior Vice President of Portfolio Management for the Adviser, joined Kelmoore in 1999. During his tenure at the Adviser, he has served as Portfolio Manager of Kelmoore's Separately Managed Account Program as well as supported the prior Portfolio Manager in the management and operations of the Funds. Mr. Martin is a member of the Investment Committee, Best Execution Committee, and the Client Account Review Committee of the Advisor. Additionally, he is responsible for overseeing our in-house quantitative options trading software used to implement the Kelmoore Strategy(R). Mr. Martin also shares responsibility for both the implementation of the Funds' stock selection and the management of the Funds' options trading activity, as well as overseeing the brokerage services Kelmoore provides to the Funds. The Statement of Additional Information provides additional information about Mr. Martin's compensation, other accounts he manages, and his ownership of securities in each Fund.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                            KELMOORE STRATEGIC TRUST

                            KELMOORE STRATEGY(R) FUND
                         KELMOORE STRATEGY(R) EAGLE FUND
                        KELMOORE STRATEGY(R) LIBERTY FUND
                                  (THE "FUNDS")


              SUPPLEMENT DATED FEBRUARY 6, 2008 TO THE STATEMENT OF
                    ADDITIONAL INFORMATION DATED MAY 1, 2007

This Supplement provides new and additional information beyond that contained in the Statement of Additional Information and should be read in conjunction with the Statement of Additional Information.

Effective as of January 29, 2008, the Trustees section of the chart on page 7 of the Statement of Additional Information under the heading "Management of the Trust" is replaced with the following:

                                                                         NUMBER OF
                              TERM OF                                   PORTFOLIOS IN
  NAME, AGE, ADDRESS        OFFICE AND                                  FUND COMPLEX        OTHER DIRECTORSHIPS/
    AND POSITION(S)          LENGTH OF      PRINCIPAL OCCUPATION(S)      OVERSEEN BY         TRUSTEESHIPS HELD
      WITH TRUST           TIME SERVED 1    DURING THE PAST 5 YEARS       TRUSTEE              BY TRUSTEE 3
-----------------------------------------------------------------------------------------------------------------
                                            DISINTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------------------------
Jeffrey Ira (52)              Trustee     Partner and Certified             Four                   None
2465 E. Bayshore Road         since May   Public Accountant, C.G.
Suite 300                       1999;     Uhlenberg LLP, a certified
Palo Alto, CA  94303          Chairman    public accounting firm,
Chairman of the Board of      since       from May 1984 to present;
Trustees                      November    and City Councilman,
                                 2005     Redwood City, CA, from
                                          November 1997 to present.

Ignatius J. Panzica (63)      Since May   Self-Employed from                Four                   None
2465 E. Bayshore Road            1999     November 1997 to present.
Suite 300
Palo Alto, CA  94303
Trustee

Stephen W. Player, Esq. (66)  Since May   Associate Director of             Four                   None
2465 E. Bayshore Road            1999     Planned Giving, Stanford
Suite 300                                 University, from August
Palo Alto, CA  94303                      2000 to present.
Trustee

Kenneth D. Treece (62)        Since May   Chief Executive Officer,          Four                   None
2465 E. Bayshore Road            1999     Oh to Be Carefree, LLC, a
Suite 300                                 commercial glass and door
Palo Alto, CA  94303                      company, from March 2004
Trustee                                   to present; and Chief
                                          Executive Officer, SBMC
                                          Corporation, a precision
                                          sheet metal producer, from
                                          May 1996 to December 2003.

Effective as of January 29, 2008, the chart on page 9 of the Statement of Additional Information under the heading "Securities and Other Interests" is replaced with the following:

                                                                                   AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                     SECURITIES IN ALL REGISTERED
                                                                                   INVESTMENT COMPANIES OVERSEEN BY
                                   DOLLAR RANGE OF EQUITY SECURITIES                 TRUSTEE WITHIN THE FAMILY OF
   NAME OF TRUSTEE                     IN EACH FUND OF THE TRUST                         INVESTMENT COMPANIES
----------------------- --------------------------------------------------------- ------------------------------------
DISINTERESTED TRUSTEES
----------------------
Jeffrey Ira                      $1-$10,000 in Kelmoore Strategy(R) Fund                      $1-$10,000

Ignatius J. Panzica                              None.                                           None.

Stephen W. Player           $10,001-$50,000 in Kelmoore Strategy(R) Eagle Fund              $10,001-$50,000

Kenneth D. Treece                                None.                                           None.


Effective as of January 29, 2008, the chart on page 10 of the Statement of Additional Information under the heading "Compensation" is replaced with the following:

                                            PENSION OR
                       AGGREGATE        RETIREMENT BENEFITS     ESTIMATED ANNUAL        TOTAL COMPENSATION FROM
 NAME OF PERSON    COMPENSATION FROM     ACCRUED AS PART OF       BENEFITS UPON       TRUST AND FUND COMPLEX PAID
  AND POSITION           TRUST             TRUST EXPENSES          RETIREMENT                TO TRUSTEES*
----------------- --------------------- --------------------- ---------------------- ------------------------------
DISINTERESTED TRUSTEES
----------------------
Jeffrey Ira             $31,500                 None                  None                      $31,500

Ignatius J. Panzica     $18,000                 None                  None                      $18,000

Stephen W. Player       $18,000                 None                  None                      $18,000

Kenneth D. Treece       $18,000                 None                  None                      $18,000

The last sentence of the first paragraph under the "Investment Adviser" section of the Statement of Additional Information on page 11 is replaced with the following:

         Mr. Kelmon is the father of Shawn Kelmon Young, the Treasurer of the Trust.

Effective as of January 29, 2008, the chart on page 15 of the Statement of Additional Information is replaced with the following:

Portfolio Manager - Other Accounts Managed by the Portfolio Manager.

----------------------------- ----------------------------------------------- -------------------------------------------
                              Number of Other Accounts Managed and Total      Number of Accounts and Total Assets for
                              Assets by Account Type*                         Which Advisory Fee is Performance-Based*
----------------------------- ------------- ----------------- --------------- ---------------- -------------- -----------
                              Registered      Other Pooled                      Registered     Other Pooled
Name of                       Investment       Investment         Other         Investment      Investment      Other
Portfolio Manager             Companies         Vehicles         Accounts        Companies       Vehicles      Accounts
----------------------------- ------------- ----------------- --------------- ---------------- -------------- -----------
KELMOORE STRATEGY(R) FUND
----------------------------- ------------- ----------------- --------------- ---------------- -------------- -----------
     Barry Martin                  0               0            110 Accts/           0               0            0
                                                               $40 Million
----------------------------- ------------- ----------------- --------------- ---------------- -------------- -----------
KELMOORE STRATEGY(R)
   EAGLE FUND
----------------------------- ------------- ----------------- --------------- ---------------- -------------- -----------
     Barry Martin                  0               0            110 Accts/           0               0            0
                                                               $40 Million
----------------------------- ------------- ----------------- --------------- ---------------- -------------- -----------
KELMOORE STRATEGY(R)
   LIBERTY FUND
----------------------------- ------------- ----------------- --------------- ---------------- -------------- -----------
    Barry Martin                   0               0            110 Accts/           0               0            0
                                                               $40 Million
----------------------------- ------------- ----------------- --------------- ---------------- -------------- -----------

* This information is provided as of January 31, 2008.

Effective as of January 29, 2008, the first line of the first paragraph under the heading "Conflicts of Interest" on page 15 of the Statement of Additional Information is replaced with the following:

         Barry  Martin,   the  Adviser's  Senior  Vice  President  of  Portfolio
         Management, is the portfolio manager primarily responsible for managing the Funds.

Effective as of January 29, 2008, the chart under the heading "Portfolio Managers-Compensation" on Page 15 of the Statement of Additional Information is replaced with the following:

         The following table represents the dollar range of equity securities held by the portfolio manager in the Funds as of December 31, 2007:

  Dollar Range of            Dollar Range of              Dollar Range of
 Equity Securities          Equity Securities            Equity Securities
  in the Kelmoore            in the Kelmoore              in the Kelmoore
 Strategy(R) Fund         Strategy(R) Eagle Fund       Strategy(R) Liberty Fund
---------------------- ----------------------------  ---------------------------
     $1-$10,000                 $1-$10,000                  $1-$10,000

Effective as of January 29, 2008, the last line of the second paragraph under the heading "Brokerage" on page 28 of the Statement of Additional Information is replaced with the following:

         Barry Martin, in addition to serving as portfolio manager for each Fund as discussed above, is primarily responsible for overseeing and implementing the brokerage services provided by Kelmoore to the Funds.



          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE